Fair value	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Fair value
44 Fair value
The estimated fair values of Aegon’s assets and liabilities correspond with the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, Aegon uses quoted market prices in active markets to determine the fair value of investments and derivatives. In the absence of an active market, the fair value of investments in financial assets is estimated by using other market observable data, such as corroborated external quotes and present value or other valuation techniques. An active market is one in which transactions are taking place regularly on an arm’s length basis. Fair value is not determined based upon a forced liquidation or distressed sale.
Valuation techniques are used when Aegon determines the market is inactive or quoted market prices are not available for the asset or liability at the measurement date. However, the fair value measurement objective remains the same, that is, to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions (i.e. an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability). Therefore, unobservable inputs reflect Aegon’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available.
Aegon employs an oversight structure over valuation of financial instruments that includes appropriate segregation of duties. Senior management, independent of the investing functions, is responsible for the oversight of control and valuation policies and for reporting the results of these policies. For fair values determined by reference to external quotation or evidenced pricing parameters, independent price determination or validation is utilized to corroborate those inputs. Further details of the validation processes are set out below.
Valuation of assets and liabilities is based on a pricing hierarchy, in order to maintain a controlled process that will systematically promote the use of prices from sources in which Aegon has the most confidence, where the least amount of manual intervention exists and to embed consistency in the selection of price sources. Depending on asset type the pricing hierarchy consists of a waterfall that starts with making use of market prices from indices and follows with making use of third-party pricing services or brokers.
Fair value hierarchy
The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy. The decrease in assets and liabilities in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	Level I	Level II	Level III	Total 2022

Assets carried at fair value

Available-for-sale

Shares	22	42	131	195

Debt securities	6,624	46,254	215	53,093

Money market and other short-term instruments	3,639	1,874	1	5,514

Other investments at fair value	-	180	660	840

	10,284	48,351	1,008	59,643

Fair value through profit or loss

Shares	144	49	-	193

Debt securities	12	541	1	554

Money market and other short-term instruments	42	57	-	99

Other investments at fair value	1	358	3,363	3,722

Investments for account of policyholders 1)	87,358	91,799	402	179,559

Derivatives	33	2,717	11	2,760

Investments in real estate	-	-	59	59

Investments in real estate for policyholders	-	-	443	443

	87,590	95,520	4,279	187,389

Revalued amounts

Real estate held for own use	-	-	73	73

	-	-	73	73

Total assets at fair value	97,874	143,870	5,360	247,104

Liabilities carried at fair value

Investment contracts for account of policyholders 2)	-	55,228	26	55,254

Derivatives	51	5,202	840	6,094

Total liabilities at fair value	51	60,467	867	61,385

1	The investments for account of policyholders include investments carried at fair value through profit or loss.

	Level I	Level II	Level III	Total 2021

Assets carried at fair value

Available-for-sale

Shares	84	75	191	350

Debt securities	25,166	68,131	603	93,899

Money market and other short-term instruments	1,204	3,586	-	4,790

Other investments at fair value	-	246	599	844

	26,453	72,038	1,393	99,884

Fair value through profit or loss

Shares	85	237	1,343	1,665

Debt securities	130	3,161	5	3,296

Money market and other short-term instruments	18	102	-	120

Other investments at fair value	2	389	3,010	3,401

Investments for account of policyholders 1)	129,794	119,653	943	250,390

Derivatives	150	8,676	1	8,827

Investments in real estate	-	-	2,643	2,643

Investments in real estate for policyholders	-	-	563	563

	130,178	132,219	8,507	270,904

Revalued amounts

Real estate held for own use	-	-	185	185

	-	-	185	185

Total assets at fair value	156,631	204,256	10,086	370,974

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	71,249	(6)	71,242

Derivatives	39	7,162	3,437	10,639

Total liabilities at fair value	39	78,411	3,431	81,881

1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.
Significant transfers between Level I, Level II and Level III
Aegon’s policy is to record transfers of assets and liabilities between Level I, Level II and Level III at their fair values as of the beginning of each reporting period.
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2022 1)		Total 2021

	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets carried at fair value

Available-for-sale

Debt securities	23	5	44	32

Money markets and other short-term instruments	-	721	-	-

	23	726	44	32

Fair value through profit or loss

Shares	10	128	-	-

Money markets and other short-term instruments	-	13	-	-

Investments for account of policyholders	-	40	-	-

	10	181	-	-

Total assets at fair value	34	907	44	32

	-	-

Total Liabilities carried at fair value	-	-	-	-

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.
Transfers are identified based on transaction volume and frequency, which are indicative of an active market.
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value

Available-for-sale

Shares	191	(0)	(1)	(35)	(4)	(10)	-	12	-	-	-	(21)	131	-

Debt securities	603	-	(1)	(88)	124	(34)	(21)	26	-	43	(384)	(54)	215	-

Money markets and other short-term instruments	-	-	(0)	1	-	-	-	(0)	-	-	-	-	1	-

Other investments at fair value	599	-	(142)	22	168	(12)	(14)	39	-	-	-	-	660	-

	1,393	(0)	(145)	(100)	289	(56)	(34)	77	-	43	(384)	(75)	1,008	-

Fair value through profit or loss

Shares	1,343	-	170	-	190	(345)	-	-	-	-	-	(1,357)	-	-

Debt securities	5	-	(1)	-	44	(3)	-	-	-	-	-	(44)	1	(1)

Other investments at fair value	3,010	-	361	-	444	(578)	-	190	-	-	-	(64)	3,363	-

Investments for account of policyholders	943	-	41	(0)	(515)	873	-	(10)	-	2	-	(932)	402	(55)

Derivatives	1	-	10	-	-	-	-	(0)	-	-	-	-	11	10

Investments in real estate	2,643	-	(51)	-	42	(40)	-	3	7	-	-	(2,545)	59	1

Investments in real estate for policyholders	563	-	(61)	-	10	(42)	-	(27)	-	-	-	-	443	(69)

	8,507	-	470	(0)	215	(135)	-	155	7	2	-	(4,942)	4,279	(114)

Revalued amounts

Real estate held for own use	185	(23)	(3)	-	(1)	(8)	-	4	(5)	-	-	(76)	73	(0)

	185	(23)	(3)	-	(1)	(8)	-	4	(5)	-	-	(76)	73	(0)

Total assets at fair value	10,086	(24)	322	(99)	503	(199)	(34)	235	2	45	(384)	(5,092)	5,360	(115)

Liabilities carried at fair value

Investment contracts for account of policyholders	(6)	-	(26)	-	(559)	720	-	2	-	1	-	(105)	26	-

Derivatives	3,437	-	(1,986)	-	-	(7)	-	150	-	-	-	(754)	840	-

	3,431	-	(2,012)	-	(559)	713	-	152	-	1	-	(859)	867	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value

Available-for-sale

Shares	173	1	3	30	(26)	(0)	11	-	-	-	191	-

Debt securities	467	(1)	6	228	(29)	(46)	22	-	203	(246)	603	-

Money markets and other short-term instruments	-	-	-	-	-	-	-	-	-	-	-	-

Other investments at fair value	581	(113)	7	111	(24)	(6)	43	-	-	-	599	-

	1,221	(114)	16	368	(80)	(52)	77	-	203	(246)	1,393	-

Fair value through profit or loss

Shares	1,329	150	-	179	(316)	1	1	-	-	-	1,343	147

Debt securities	242	(1)	-	124	(361)	(0)	-	-	-	-	5	1

Other investments at fair value	2,173	796	-	492	(638)	-	186	-	-	-	3,010	(1)

Investments for account of policyholders	1,012	206	(0)	(198)	(93)	-	22	-	-	(7)	943	162

Derivatives	22	(17)	-	-	(4)	-	-	-	-	-	1	(10)

Investments in real estate	2,385	253	-	48	(60)	-	3	14	-	-	2,643	253

Investments in real estate for policyholders	467	46	-	60	(43)	-	32	-	-	-	563	66

	7,631	1,433	(0)	705	(1,514)	-	245	14	-	(7)	8,507	618

Revalued amounts

Real estate held for own use	209	(16)	(4)	6	-	(0)	5	(14)	-	-	185	1

	209	(16)	(4)	6	-	(0)	5	(14)	-	-	185	1

Total assets at fair value	9,061	1,303	12	1,079	(1,594)	(52)	326	-	203	(253)	10,086	619

Liabilities carried at fair value

Investment contracts for account of policyholders	(12)	(1)	-	(361)	366	-	2	-	-	-	(6)	3

Derivatives	4,902	(1,627)	-	-	(14)	-	176	-	-	-	3,437	607

	4,890	(1,628)	-	(361)	352	-	178	-	-	-	3,431	610

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.
During 2022, Aegon transferred certain financial instruments from Level I and II to Level III of the fair value hierarchy. The reason for the change in level was that the market liquidity for these securities decreased, which led to a change in market observability of prices. Prior to transfer, the fair value for the Level II securities was determined using observable market transactions or corroborated broker quotes respectively for the same or similar instruments. Since the transfer, all such assets have been valued using valuation models incorporating significant non market-observable inputs or uncorroborated broker quotes.
Similarly, during 2022, Aegon transferred certain financial instruments from Level III to Level I and II of the fair value hierarchy. The change in level was mainly the result of a return of activity in the market for these securities and that for these securities the fair value could be determined using observable market transactions or corroborated broker quotes for the same or similar instruments.
Valuation techniques and significant unobservable inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2022 4 )	Range (weighted average)	December 31, 2021	Range (weighted average)

Assets carried at fair value

Available-for-sale

Shares

	Net asset value	n.a.	126	n.a.	166	n.a.

	Other	n.a.	5	n.a.	25	n.a.

			131		191

Debt securities

	Broker quote	n.a.	66	n.a.	493	n.a.

	Discounted cash flow	Constant Prepayment Rate	2	40.53%	5	21.43%

	Discounted cash flow	Constant Prepayment Rate	-	-	22	9.95%

	Other	n.a.	148	n.a.	82	n.a.

			216		603

Other investments at fair value
Tax credit investments	Discounted cash flow	Discount rate	610	7.10%	541	7.09%

Investment funds	Net asset value	n.a.	2	n.a.	3	n.a.

Other	Other	n.a.	48	n.a.	56	n.a.

			660		599

At December 31			1,008		1,393

Fair value through profit or loss

Shares	Other	n.a.	-	n.a.	1,343	n.a.

Debt securities	Other	n.a.	-	n.a.	5	n.a.

Debt securities	Discounted cash flow	Constant prepayment rate	-	7.80%	-	n.a.

			1		1,348

Other investments at fair value
Investment funds	Net asset value	n.a.	3,363	n.a.	2,944	n.a.

Other	Other	n.a.	-	n.a.	66	n.a.

			3,363		3,010

Total assets at fair value 3)			4,372		5,750

Liabilities carried at fair value

Derivatives

Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	836	0.45%	3,437	0.23%

Other	Discounted cash flow	Other	4	n.a	-	-

Total liabilities at fair value			840	-	3,437

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

4	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.
For reference purposes, the valuation techniques included in the table above are described in more detail on the following pages.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
Own credit spread, as included in the discount rate for embedded derivatives in insurance contracts, is considered as a significant unobservable input. It is estimated that changing the other significant unobservable inputs to reflect reasonable possible alternatives in valuation would have no significant impact for the Group.
An increase in own credit spread results in lower valuation, while a decrease results in a higher valuation of the embedded derivatives.
The table below presents the impact on a fair value measurement of a change in the own credit spread by 5 basis points included in the discount rate.

	December 31, 2022 1)	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2021	Effect of reasonably possible alternative assumptions (+/-)

		Increase	Decrease		Increase	Decrease

Financial liabilities carried at fair value

Embedded derivatives in insurance contracts	836	16	(16)	3,437	39	(39)

1	2022 excludes the liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.
Fair value information about assets and liabilities not measured at fair value
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2022	Carrying amount December 31, 2022 1)	Estimated fair value hierarchy			Total estimated fair value December 31, 2022 1)

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,441	-	1	9,244	9,245

Private loans - held at amortized cost	27	-	15	-	15

Other loans - held at amortized cost	2,088	39	2,049	-	2,088

Liabilities

Subordinated borrowings - held at amortized cost	2,295	1,372	663	-	2,035

Trust pass-through securities - held at amortized cost	118	-	133	-	133

Borrowings – held at amortized cost	4,051	1,289	2,825	-	4,114

Investment contracts - held at amortized cost	10,485	-	-	9,410	9,410

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

2021	Carrying amount December 31, 2021	Estimated fair value hierarchy			Total estimated fair value December 31, 2021

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	39,991	-	1	44,366	44,366

Private loans - held at amortized cost	4,883	-	34	5,457	5,491

Other loans - held at amortized cost	1,949	21	1,923	5	1,949

Liabilities

Subordinated borrowings - held at amortized cost	2,194	1,567	872	-	2,438

Trust pass-through securities - held at amortized cost	126	-	139	-	139

Borrowings – held at amortized cost	9,661	1,735	2,662	5,773	10,171

Investment contracts - held at amortized cost	21,573	-	-	20,861	20,861
Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivable, short-term liabilities, and accrued liabilities. These instruments are not included in the table above.
Fair value measurement
The description of Aegon’s methods of determining fair value and the valuation techniques are described on the following pages.
Shares
When available, Aegon uses quoted market prices in active markets to determine the fair value of its investments in shares. For Level III unquoted shares, the net asset value can be considered the best approximation to the fair value. Net asset value is the value of an entity’s assets minus the value of its liabilities and may be the same as the book value or the equity value of the entity.
Also for unquoted shares, the fair value may be estimated using other methods, such as observations of the price/earnings or price/cash flow ratios of quoted companies considered comparable to the companies being valued. Valuations are adjusted to account for company-specific issues and the lack of liquidity inherent in an unquoted investment. Adjustments for lack of liquidity are generally based on available market evidence. In addition, a variety of other factors are reviewed by management, including, but not limited to, current operating performance, changes in market outlook and the third-party financing environment.
Available-for-sale
shares include shares in a Federal Home Loan Bank (FHLB) for an amount of EUR 124 million (2021: EUR 112 million), which are reported as part of the line-item Net asset value. A FHLB has implicit financial support from the United States government. The redemption value of the shares is fixed at par and they can only be redeemed by the FHLB.
Debt securities
The fair values of debt securities are determined by management after taking into consideration several sources of data. When available, Aegon uses quoted market prices in active markets to determine the fair value of its debt securities. As stated previously, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes, the majority of which are non-binding.
As part of the pricing process, Aegon assesses the appropriateness of each quote (i.e. as to whether the quote is based on observable market transactions or not) to determine the most appropriate estimate of fair value.
When broker quotes are not available, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, issue specific credit adjustments, indicative quotes from market makers and/or estimated cash flows.
To understand the valuation methodologies used by third-party pricing services Aegon reviews and monitors the applicable methodology documents of the third-party pricing services. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, Aegon performs in-depth
reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that Aegon can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.
Third-party pricing services will often determine prices using recently reported trades for identical or similar securities. The third-party pricing service makes adjustments for the elapsed time from the trade date to the reporting date to take into account available market information. Lacking recently reported trades, third-party pricing services and brokers will use modeling techniques to determine a security price where expected future cash flows are developed based on the performance of the underlying collateral and discounted using an estimated market rate.
Periodically, Aegon performs an analysis of the inputs obtained from third-party pricing services and brokers to ensure that the inputs are reasonable and produce a reasonable estimate of fair value. Aegon’s asset specialists and investment valuation specialists consider both qualitative and quantitative factors as part of this analysis. Several examples of analytical procedures performed include, but are not limited to, recent transactional activity for similar debt securities, review of pricing statistics and trends and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or unpriced securities. Additionally, Aegon performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting.
Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.
Credit ratings are also an important consideration in the valuation of securities and are included in the internal process for determining Aegon’s view of the risk associated with each security. However, Aegon does not rely solely on external credit ratings and there is an internal process, based on market observable inputs, for determining Aegon’s view of the risks associated with each security.
Aegon’s portfolio of private placement securities (held at fair value under the classification of available-for-sale
or fair value through profit or loss) is valued using a matrix pricing methodology. The pricing matrix is obtained from a third-party service provider and indicates current spreads for securities based on weighted average life, credit rating, and industry sector. Each month, Aegon’s asset specialists review the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar bonds traded in the market. Other inputs to the valuation include coupon rate, the current interest rate curve used for discounting and a liquidity premium to account for the illiquid nature of these securities. The liquidity premiums are determined based upon the pricing of recent transactions in the private placements market; comparing the value of the privately offered security to a similar public security. The impact of the liquidity premium for private placement securities to the overall valuation is insignificant.
Aegon’s portfolio of debt securities can be subdivided into Residential mortgage-backed securities (RMBS), Commercial mortgage-backed securities (CMBS), Asset-backed securities (ABS), Corporate bonds and Government debt. Below relevant details of the valuation methodologies for these specific types of debt securities are described.
Residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities
Valuations of RMBS, CMBS and ABS are monitored and reviewed on a monthly basis. Valuations per asset type are based on a pricing hierarchy which uses a waterfall approach that starts with market prices from indices and follows with third-party pricing services or brokers. The pricing hierarchy is dependent on the possibilities of corroboration of the market prices. If no market prices are available, Aegon uses internal models to determine fair value. Significant inputs included in the internal models are generally determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles. Market standard models may be used to model the specific collateral composition and cash flow structure of each transaction. The most significant unobservable input is the liquidity premium which is embedded in the discount rate.
Aegon the Netherlands has mandated Aegon Asset Management to invest in RMBS transactions. Aegon Asset Management uses its own proprietary cash flow tools to analyze and stress test RMBS transactions. The key input parameters are default rates and loss given default assumptions, which are established based on historical pool characteristics and current loan level data.
Corporate bonds
Valuations of corporate bonds are monitored and reviewed on a monthly basis. The pricing hierarchy is dependent on the possibility of corroboration of market prices when available. If no market prices are available, valuations are determined by a discounted cash flow methodology using an internally calculated yield. The yield is comprised of a credit spread over a given benchmark. In all cases the benchmark is an observable input. The credit spread contains both observable and unobservable inputs. Aegon starts by taking an observable credit spread from a similar bond of the given issuer, and then adjust this spread based on unobservable inputs. These unobservable inputs may include subordination, liquidity and maturity differences. During 2022, there were no corporate bonds that met the policy threshold to be internally modeled.
Government debt
When available, Aegon uses quoted market prices in active markets to determine the fair value of its government debt investments. When Aegon cannot make use of quoted market prices, market prices from indices or quotes from third-party pricing services or brokers are used.
Money market and other short-term investments and deposits with financial institutions
The fair value of assets maturing within a year is assumed to be approximated by their carrying amount adjusted for credit risk where appropriate. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Tax credit investments
The Level III fair value of tax credit investments is determined by using a discounted cash flow valuation technique. This valuation technique takes into consideration projections of future capital contributions and distributions, as well as future tax credits and the tax benefits of future operating losses. The present value of these cash flows is calculated by applying a discount rate. In general, the discount rate is determined based on the cash outflows for the investments and the cash inflows from the tax credits and/or tax benefits (and the timing of these cash flows). These inputs are unobservable in the market place. The discount rate used in valuation of tax credit investments remained stable at 7.1% (December 31, 2021: 7.1%).
Investment funds: Real estate funds, private equity funds and hedge funds
The fair values of investments held in
non-quoted
investment funds are determined by management after taking into consideration information provided by the fund managers. Aegon reviews the valuations each month and performs analytical procedures and trending analyses to ensure the fair values are appropriate. The net asset value is considered the best valuation method that approximates the fair value of the funds.
Mortgage loans, policy loans and private loans
(held at amortized cost)
For private loans, fixed interest mortgage loans and other loans originated by the Group, the fair value used for disclosure purposes is estimated by discounting expected future cash flows using a current market rate applicable to financial instruments with similar yield and maturity characteristics. For fixed interest mortgage loans, the market rate is adjusted for expenses, prepayment rates, lapse assumptions (unobservable inputs), liquidity and credit risk (market observable inputs). An increase in expense spread, prepayment rates and/or prepayment assumptions, would decrease the fair value of the mortgage loan portfolio.
The fair value of floating interest rate mortgage loans, policy loans and private placements used for disclosure purposes is assumed to be approximated by their carrying amount, adjusted for changes in credit risk. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Derivatives
Where quoted market prices are not available, other valuation techniques, such as option pricing or stochastic modeling, are applied. The valuation techniques incorporate all factors that a typical market participant would consider and are based on observable market data when available. Models are validated before they are used and calibrated to ensure that outputs reflect actual experience and comparable market prices.
Fair values for exchange-traded derivatives, principally futures and certain options, are based on quoted market prices in active markets. Fair values for over-the-counter
(OTC) derivative financial instruments represent amounts estimated to be received from or paid to a third party in settlement of these instruments. These derivatives are valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Most valuations are derived from swap and volatility matrices, which are constructed for applicable indices and currencies using current market data from many industry standard sources. Option pricing is based on industry standard valuation models and current market levels, where applicable. The pricing of complex or illiquid instruments is based on internal models or an independent third party. For long-dated illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. To value OTC derivatives, management uses observed market information, other trades in the market and dealer prices.
Some OTC derivatives are
so-called
longevity derivatives. The payout of longevity derivatives is linked to publicly available mortality tables. The derivatives are measured using the present value of the best estimate of expected payouts of the derivative plus a risk margin. The best estimate of expected payouts is determined using best estimate of mortality developments. Aegon determined the risk margin by stressing the best estimate mortality developments to quantify the risk and applying a cost-of-capital
methodology. Depending on the duration of the longevity swaps either the projected mortality development or discount rate are the most significant unobservable inputs.
Aegon normally mitigates counterparty credit risk in derivative contracts by entering into collateral agreements where practical and in ISDA master netting agreements for each of the Group’s legal entities to facilitate Aegon’s right to offset credit risk exposure. Changes in the fair value of derivatives attributable to changes in counterparty credit risk were not significant.
Embedded derivatives in insurance contracts including guarantees
Bifurcated guarantees for minimum benefits in insurance and investment contracts are carried at fair value. These guarantees include Guaranteed minimum withdrawal benefits (GMWB) in the United States and United Kingdom which are offered on some variable annuity products and are also assumed from a ceding company; minimum investment return guarantees on insurance products offered in the Netherlands, including group pension and traditional products; variable annuities sold in Europe.
Since the price of these guarantees is not quoted in any market, the fair values of these guarantees are based on discounted cash flows calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined by using stochastic models under a variety of market return scenarios. A variety of factors are considered, including own credit spread, expected market rates of return, equity and interest rate volatility, correlations of market returns, discount rates and actuarial assumptions. The most significant unobservable factor is own credit spread. The weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts increased to 0.45% (2021: 0.23%).
The expected returns are based on risk-free rates. Aegon added a premium to reflect the credit spread as required. The credit spread is set by using the Credit default swap (CDS) spreads of a reference portfolio of life insurance companies (including Aegon), adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments over other creditors). Aegon’s assumptions are set by region to reflect differences in the valuation of the guarantee embedded in the insurance contracts.
Aegon extrapolates yield curves beyond market observable maturities. The discount rates converge linearly in 10 years to an Ultimate Forward Rate. In the Netherlands, the ultimate forward rate is 3.65% from the last liquid point. The US ultimate forward rate extrapolates linearly beyond 30 years using an average of forward interest rates implied by the market between 20 years and 30 years. In the US, the ultimate forward rate is 3.50% from the last liquid point. The uniform last liquid point for all Aegon’s major currencies (EUR, USD and GBP) is set at 30 years.
Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level III of the fair value hierarchy. Refer to note
36 Guarantees in insurance contracts for more details about Aegon’s guarantees.
Real estate
Valuations of Level III investments in real estate and real estate held for own use are conducted in full by independent external appraisers at least every three to five years and reviewed at least once a year by qualified internal appraisers to ensure the value correctly reflects the fair value at the reporting date. Appraisals are different for each specific local market, but are based on market guidelines such as International Valuation Standards, Uniform Standards of Professional Appraisal Practice or guidelines issued by the Investment Property Databank. Valuations are mostly based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property. Discount rates used in the valuation of real estate reflect the risk embedded in the projected cash flows for the asset being valued. Capitalization rates represent the income rate for a real estate property that reflects the relationship between a single year’s net operating income expectancy and the total property price or value. For property held for own use, appraisers consider the present value of the future rental income cash flows that could be achieved had the real estate been rented to a third party.
Trust pass-through securities and subordinated borrowings
Trust pass-through securities and subordinated borrowings are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). For the determination of the fair value of these instruments, the level hierarchy as described by IFRS is used. The preferred method of obtaining the fair value of the fair value option bonds is the quoted price (Level I). In case markets are less liquid or the quoted prices are not available, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. The US trust pass-through securities and subordinated borrowings are classified as Level II of the fair value hierarchy.
Investment contracts
Investment contracts issued by Aegon are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). These contracts are not quoted in active markets and their fair values are determined by using valuation techniques, such as discounted cash flow methods and stochastic modeling or in relation to the unit price of the underlying assets. All models are validated and calibrated. A variety of factors are considered, including time value, volatility, policyholder behavior, servicing costs and fair values of similar instruments.
Similar to embedded derivatives in insurance contracts, certain investment products are not quoted in active markets and their fair values are determined by using valuation techniques. Because of the dynamic and complex nature of these cash flows, stochastic or similar techniques under a variety of market return scenarios are often used. A variety of factors are considered, including expected market rates of return, market volatility, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current Secured Overnight Financing Rate (SOFR) swap rates and associated forward rates, the Overnight Index Swap (OIS) curve or the current rates on local government bonds. London Interbank Offered Rate (LIBOR) was replaced with SOFR in the second quarter of 2022. Market volatility assumptions for each underlying index are based on observed market implied volatility data and/or observed market performance. Correlations of market returns for various underlying indices are based on observed market returns and their inter-relationships over a number of years preceding the valuation date. Current risk-free spot rates are used to determine the present value of expected future cash flows produced in the stochastic projection process.
Assumptions on customer behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities.
Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2022 1)		2021

	Trading	Designated	Trading	Designated

Investments for general account	41	4,527	41	8,440

Investments for account of policyholders	-	179,563	-	250,390

Derivatives with positive values not designated as hedges	2,434	-	8,390	-

Total financial assets at fair value through profit or loss	2,475	184,089	8,431	258,830

Investment contracts for account of policyholders	-	55,254	-	71,242

Derivatives with negative values not designated as hedges	4,877	-	9,617	-

Total financial liabilities at fair value through profit or loss	4,877	55,254	9,617	71,242

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.
Investments for general account
The Group manages certain portfolios on a total return basis which have been designated at fair value through profit or loss. This includes portfolios of investments in limited partnerships and limited liability companies (primarily hedge funds and private equity funds) for which the performance is assessed internally on a total return basis. In addition, some investments for general account that include an embedded derivative that would otherwise have required bifurcation, such as convertible instruments, preferred shares and credit linked notes, have been designated at fair value through profit or loss.
Aegon has certain insurance and investment liabilities that are carried at fair value with changes in the fair value recognized in the income statement. The Group has elected to designate the investments backing those liabilities at fair value through profit or loss, as a classification of available-for-sale
would result in accumulation of unrealized gains and losses in a revaluation reserve within equity whilst changes to the liability would be reflected in net result (accounting mismatch).
Investments for account of policyholders
Investments held for account of policyholders comprise assets that are linked to various insurance and investment contracts for which the financial risks are borne by the customer. Under the Group’s accounting policies these insurance and investment liabilities are measured at the fair value of the linked assets with changes in the fair value recognized in the income statement. To avoid an accounting mismatch the linked assets have been designated as at fair value through profit or loss.
In addition, the investment for account of policyholders include with profit assets, where Aegon manages these assets together with related liabilities on a fair value basis in accordance with a documented policy of asset and liability management. In accordance with the Group’s accounting policies, these assets have been designated as at fair value through profit or loss.
Investment contracts for account of policyholders
With the exception of the financial liabilities with discretionary participating features that are not subject to the classification and measurement requirements for financial instruments, all investment contracts for account of policyholders that are carried at fair value or at the fair value of the linked assets are included in the table above.
Derivatives
With the exception of derivatives designated as a hedging instrument, all derivatives held for general account and held for account of policyholders are included in the table above.
Borrowings
Borrowings designated as at fair value through profit or loss includes financial instruments that are managed on a fair value basis together with related financial assets and financial derivatives (refer to note 37 Borrowings).
Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2022 1)		2021

	Trading	Designated	Trading	Designated

Net gains and (losses)	469	(35,054)	(2,930)	25,591

1	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.
No loans and receivables were designated at fair value through profit or loss.
Changes in the fair value of investment contracts for account of policyholders designated at fair value through profit or loss were not attributable to changes in Aegon’s credit spread. There are also no differences between the carrying amounts of these financial liabilities and the contractual amounts payable at maturity (net of surrender penalties).
Refer to note 37 Borrowings for the impact of Aegon’s own credit spread on the fair value of the borrowings designated at fair value through profit or loss.